Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Accrued interest	$ 7,563	$ 5,754
Unrealized gain on cash flow hedges	$ 10,510	18,046
0.125% Convertible Senior Notes
Derivative [Line Items]
Stated interest rate	0.125%
Estimated fair value	$ 1,098,342
Foreign exchange forward contracts
Derivative [Line Items]
Foreign exchange forward contracts, notional value	340,843	285,700
Foreign exchange forward contracts | Cash Flow Hedging
Derivative [Line Items]
Realized gains (losses) related to the maturity of foreign exchange forward contracts	(2,985)	$ (5,181)
Foreign exchange forward contracts | Cash Flow Hedging | Other Current Liabilities
Derivative [Line Items]
Unrealized gain on cash flow hedges	$ 16,340